Severance	12 Months Ended
Apr. 27, 2019
Severance
18.	Severance
On February 13, 2018,
the Company announced that it implemented a new labor model for its stores that has resulted in the elimination of certain store positions. In addition, in fiscal 2018 the Company executed home office reductions as part of the Company’s strategic initiatives. The Company recorded a charge of $16,212 for aggregate employee-related severance costs in connection with these actions within selling and administrative expenses during fiscal 2018.